Financial Instruments Designated at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Oct. 31, 2020
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Fair Value of Financial Assets and Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of financial liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value		Change in fair value		Cumulative change in FV (1)
	As at		For the year ended
October 31 ($ millions)	2020	2019	2020	2019	2020	2019
Liabilities
Senior note liabilities (2)	$18,899	$12,235	$651	$(1,230)	$199	$(452)

(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value
The following tables present the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior Note Liabilities
($ millions)	Contractual maturity amount (1)	Carrying Value	Difference between carrying value and contractual maturity amount	Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value attributable to changes in own credit risk (1)
As at October 31, 2020	$19,098	$18,899	$199	$(404)	$ (459)
As at October 31, 2019	$11,783	$12,235	$(452)	$11	$ (55)

(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.